Vanguard Extended Market Index Fund Annual Fund Operating Expenses - ETF Prospectus [Member] - Vanguard Extended Market Index Fund	Dec. 31, 2024
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.04%	[1]
Institutional Plus Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.028%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.007%
Expenses (as a percentage of Assets)	0.035%	[1]

[1]	The expense information shown in the table has been restated to reflect current fees.